Note 16 - Financial Asset and Liabilities - Sensitivities Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, DLOM of 5% [member] | OPay Digital Services Limited [member] | PWERM, OPM and CVM [member]
Statement Line Items [Line Items]
Decrease	$ 2,811	$ 2,720
Increase	(2,811)	(2,409)
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | PWERM, OPM and CVM [member]
Statement Line Items [Line Items]
Decrease	4,221	2,585
Increase	(4,221)	(2,293)
Preferred shares, WACC of 2% [member] | OPay Digital Services Limited [member] | PWERM [member]
Statement Line Items [Line Items]
Decrease	1,087	1,408
Increase	(1,009)	(608)
Preferred shares, WACC of 2% [member] | StarMaker Inc. [member] | PWERM [member]
Statement Line Items [Line Items]
Decrease	367	389
Increase	(351)	(85)
Preferred shares, 10% movement [member] | OPay Digital Services Limited [member] | OPM and CVM [member]
Statement Line Items [Line Items]
Decrease	(3,093)	(3,597)
Increase	3,092	2,406
Preferred shares, 10% movement [member] | StarMaker Inc. [member] | OPM and CVM [member]
Statement Line Items [Line Items]
Decrease	(2,947)	(1,449)
Increase	$ 2,944	$ 1,438